                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders.
Morgan Stanley Japan Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003

Dear Shareholder:
The 12-month period ended May 31, 2003, was difficult for Japanese equity investors. The Japanese market declined over the period, largely as a result of geopolitical concerns about Iraq and North Korea, a lack of confidence in the global economic recovery and the effects of SARS. On the other hand, economic data -- including industrial production, business confidence by small and medium companies, and nominal retail sales together with inventory levels that were at 15-year lows -- painted a different picture. As the period came to a close, the Japanese markets rallied with the major global equity markets, while earnings released for the fiscal year ended March 2003 confirmed that the restructuring efforts of the last few years were beginning to bear fruit.

Performance and Portfolio Strategy
For the 12-month period ended May 31, 2003, Morgan Stanley Japan Fund's
Class A, B, C and D shares posted total returns of -22.41 percent, -22.87 percent, -22.96 percent and -22.08 percent, respectively, versus -24.63 percent for the Morgan Stanley Capital International (MSCI) Japan Index and -22.61 percent for the Lipper Japanese Fund Index. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THESE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund's limited exposure to the languishing banking sector helped it sidestep major declines there. The Fund's performance was further supported by its holdings in the consumer durables and materials sectors, in which the Fund was overweighted versus the MSCI Japan Index. Although we believe the Japanese technology sector has a generally positive profit outlook, we reduced the Fund's exposure there modestly while increasing its exposure to companies with what we consider strong balance sheets, as we believe this will make the Fund more defensive. We also increased the Fund's exposure to stocks that appeared to be sold only as a result of supply and demand conditions without the endorsement of fundamentals.

Morgan Stanley Japan Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003 CONTINUED

We appreciate your ongoing support of Morgan Stanley Japan Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures
A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Japan Fund
FUND PERFORMANCE / / MAY 31, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

                     FUND     MSCI JAPAN(4)  LIPPER(5)(6)
April 26, 1996       $10,000        $10,000       $10,000
May 31, 1996          $9,610         $9,548        $9,685
August 31, 1996       $8,800         $8,759        $9,065
November 30, 1996     $8,530         $8,616        $8,771
February 28, 1997     $7,590         $7,314        $7,997
May 31, 1997          $8,790         $8,139        $9,119
August 31, 1997       $8,170         $7,746        $8,454
November 30, 1997     $7,070         $6,493        $7,301
February 28, 1998     $7,190         $6,703        $7,453
May 31, 1998          $6,670         $5,880        $6,956
August 31, 1998       $6,070         $5,213        $6,570
November 30, 1998     $7,150         $6,191        $7,281
February 28, 1999     $7,115         $6,336        $7,586
May 31, 1999          $7,997         $7,092        $8,836
August 31, 1999       $9,917         $8,479       $11,759
November 30, 1999    $10,400         $9,781       $14,272
February 29, 2000    $10,557         $9,680       $14,786
May 31, 2000         $10,578         $9,197       $12,708
August 31, 2000      $10,925         $9,261       $13,036
November 30, 2000     $9,130         $7,946       $10,317
February 28, 2001     $7,797         $7,042        $8,779
May 31, 2001          $8,081         $7,280        $9,271
August 31, 2001       $6,842         $6,178        $7,551
November 30, 2001     $6,171         $5,650        $6,973
February 28, 2002     $5,604         $5,057        $6,384
May 31, 2002          $6,517         $6,011        $7,486
August 31, 2002       $5,730         $5,246        $6,606
November 30, 2002     $5,247         $4,851        $6,035
February 28, 2003     $5,069         $4,562        $5,691
May 31, 2003       $5,027(3)         $4,531        $5,794

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   Average Annual Total Returns -- Period Ended May 31, 2003
 ------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                Class B Shares**
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (22.41)%(1)         (26.49)%(2)        1 Year                      (22.87)%(1)         (26.72)%(2)
 5 Years                (4.74)%(1)          (5.76)%(2)        5 Years                      (5.50)%(1)          (5.86)%(2)
 Since Inception
  (07/28/97)            (9.03)%(1)          (9.86)%(2)        Since Inception (04/26/96)   (9.24)%(1)          (9.24)%(2)

                       Class C Shares+                                                Class D Shares++
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (22.96)%(1)         (23.73)%(2)        1 Year                      (22.08)%(1)
 5 Years                (5.54)%(1)          (5.54)%(2)        5 Years                      (4.48)%(1)
 Since Inception
  (07/28/97)            (9.78)%(1)          (9.78)%(2)        Since Inception (07/28/97)   (8.81)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2003.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN US DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(5) THE LIPPER JAPAN FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.
(6)  FOR THE PERIOD 4/30/96 THROUGH 5/31/03.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (101.2%)
           AUTO PARTS: O.E.M. (1.1%)
  65,000   NIFCO Inc...............................  $   681,575
                                                     -----------
           BUILDING PRODUCTS (0.9%)
 145,000   Sanwa Shutter Corp......................      516,122
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (1.5%)
 487,000   Mitsubishi Chemical Corp................      905,477
                                                     -----------
           CHEMICALS: SPECIALTY (5.7%)
 262,000   Daicel Chemical Industries, Ltd.........      838,225
 350,000   Denki Kagaku Kogyo Kabushiki Kaisha.....      905,779
 191,000   Kaneka Corp.............................    1,054,179
 115,000   Shin-Etsu Polymer Co., Ltd..............      577,889
                                                     -----------
                                                       3,376,072
                                                     -----------
           COMMERCIAL PRINTING/ FORMS (1.9%)
  90,000   Dai Nippon Printing Co., Ltd............      928,643
  33,000   Nissha Printing Co., Ltd................      226,633
                                                     -----------
                                                       1,155,276
                                                     -----------
           COMPUTER PERIPHERALS (1.4%)
  92,200   Mitsumi Electric Co., Ltd...............      827,792
                                                     -----------
           COMPUTER PROCESSING HARDWARE (2.1%)
 391,000   Fujitsu Ltd.*...........................    1,273,861
                                                     -----------
           ELECTRIC UTILITIES (1.7%)
  51,300   Tokyo Electric Power Co., Inc...........    1,037,601
                                                     -----------
           ELECTRICAL PRODUCTS (0.2%)
  50,000   Furukawa Electric Co., Ltd..............      123,534
                                                     -----------
           ELECTRONIC COMPONENTS (2.3%)
  30,600   TDK Corp................................    1,358,292
                                                     -----------
           ELECTRONIC DISTRIBUTORS (1.2%)
  58,100   Ryosan Co., Ltd.........................      686,592
                                                     -----------
           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (17.6%)
  42,000   Canon, Inc..............................    1,758,794
 147,000   Casio Computer Co., Ltd.................      882,739

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

  23,200   Kyocera Corp............................  $ 1,249,380
 174,000   Matsushita Electric Industrial Co.,
            Ltd....................................    1,585,528
 344,000   NEC Corp.*..............................    1,417,487
 119,000   Ricoh Co., Ltd..........................    1,774,037
 592,000   Toshiba Corp............................    1,799,799
                                                     -----------
                                                      10,467,764
                                                     -----------
           ELECTRONICS/ APPLIANCES (6.2%)
  60,000   Fuji Photo Film Co., Ltd................    1,663,317
  27,400   Rinnai Corp.............................      559,933
  55,600   Sony Corp...............................    1,480,804
                                                     -----------
                                                       3,704,054
                                                     -----------
           ENGINEERING & CONSTRUCTION (1.7%)
  63,000   Kyudenko Corp...........................      220,553
 201,000   Obayashi Corp...........................      597,613
  40,000   Sanki Engineering Co., Ltd..............      190,955
                                                     -----------
                                                       1,009,121
                                                     -----------
           FINANCE/RENTAL/ LEASING (1.5%)
  89,100   Hitachi Capital Corp....................      896,970
                                                     -----------
           FOOD RETAIL (2.0%)
  60,200   FamilyMart Co., Ltd.....................    1,177,278
                                                     -----------
           FOOD: MEAT/FISH/DAIRY (1.2%)
  72,000   Nippon Meat Packers, Inc................      685,628
                                                     -----------
           FOOD: SPECIALTY/CANDY (0.8%)
  49,700   House Foods Corp........................      449,548
                                                     -----------
           HOME BUILDING (2.7%)
 225,000   Sekisui Chemical Co., Ltd...............      646,357
 127,000   Sekisui House, Ltd......................      954,096
                                                     -----------
                                                       1,600,453
                                                     -----------
           HOME FURNISHINGS (0.1%)
   4,200   Sangetsu Co., Ltd.......................       71,055
                                                     -----------
           INDUSTRIAL CONGLOMERATES (2.1%)
 315,000   Hitachi Ltd.............................    1,229,397
                                                     -----------
           INDUSTRIAL MACHINERY (7.7%)
 244,000   Amada Co., Ltd..........................      617,152

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

 159,000   Daifuku Co., Ltd........................  $   452,764
  80,000   Daikin Industries Ltd...................    1,360,134
  30,000   Fuji Machine MFG Co., Ltd...............      206,030
  90,000   Fujitec Co., Ltd........................      332,412
 494,000   Mitsubishi Heavy Industries, Ltd........    1,055,025
 200,000   Tsubakimoto Chain Co....................      577,889
                                                     -----------
                                                       4,601,406
                                                     -----------
           INDUSTRIAL SPECIALTIES (1.7%)
  62,000   Lintec Corp.............................      602,345
 147,000   Toyo Ink Manufacturing Co., Ltd.........      389,045
                                                     -----------
                                                         991,390
                                                     -----------
           MAJOR TELECOMMUNICATIONS (1.7%)
     286   Nippon Telegraph & Telephone Corp.......      986,868
                                                     -----------
           MARINE SHIPPING (0.7%)
  74,000   Mitsubishi Logistics Corp...............      395,410
                                                     -----------
           METAL FABRICATIONS (1.3%)
 243,000   Minebea Co., Ltd........................      797,789
                                                     -----------
           MISCELLANEOUS MANUFACTURING (1.3%)
  88,900   Kurita Water Industries Ltd.............      848,049
                                                     -----------
           MOTOR VEHICLES (9.4%)
 231,300   Nissan Motor Co., Ltd...................    1,826,766
  90,000   Suzuki Motor Corp.......................    1,114,070
  80,100   Toyota Motor Corp.......................    1,918,643
  94,000   Yamaha Motor Co., Ltd...................      727,437
                                                     -----------
                                                       5,586,916
                                                     -----------
           MOVIES/ENTERTAINMENT (0.7%)
  52,200   TOHO Co., Ltd...........................      450,739
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           PHARMACEUTICALS: MAJOR (1.7%)
  87,600   Sankyo Co., Ltd.........................  $ 1,035,206
                                                     -----------
           PHARMACEUTICALS: OTHER (4.5%)
  38,000   Ono Pharmaceutical Co., Ltd.............    1,161,642
  57,300   Yamanouchi Pharmaceutical Co., Ltd......    1,545,276
                                                     -----------
                                                       2,706,918
                                                     -----------
           RAILROADS (2.1%)
     259   East Japan Railway Co...................    1,247,278
                                                     -----------
           REAL ESTATE DEVELOPMENT (2.1%)
 200,000   Mitsubishi Estate Co., Ltd..............    1,224,456
                                                     -----------
           RECREATIONAL PRODUCTS (5.0%)
  19,000   Nintendo Co., Ltd.......................    1,411,474
 116,000   Yamaha Corp.............................    1,570,955
                                                     -----------
                                                       2,982,429
                                                     -----------
           SEMICONDUCTORS (1.5%)
   8,500   Rohm Co., Ltd...........................      878,476
                                                     -----------
           TEXTILES (0.8%)
 100,000   Nisshinbo Industries, Inc...............      451,424
                                                     -----------
           WHOLESALE DISTRIBUTORS (3.1%)
  23,000   Hitachi High-Technologies Corp..........      277,965
 200,000   Mitsubishi Corp.........................    1,251,256
  66,000   Nagase & Co., Ltd.......................      326,131
                                                     -----------
                                                       1,855,352
                                                     -----------
           Total Common Stocks
            (COST $63,798,834).....................   60,273,568
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (4.0%)
           Repurchase Agreement
$  2,375   Joint repurchase agreement account 1.33%
           due 06/02/03 (dated 05/30/03; proceeds
           $2,375,263) (a)
           (COST $2,375,000).......................  $ 2,375,000
                                                     -----------

  Total Investments
   (COST $66,173,834) (b).................   105.2%  62,648,568
  Liabilities in Excess of Other Assets...    (5.2)  (3,088,613)
                                            ------  -----------
  Net Assets..............................   100.0% $59,559,955
                                            ======  ===========

---------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $96,824,082. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,125,100 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $36,300,614, RESULTING IN NET UNREALIZED DEPRECIATION OF $34,175,514.

Forward Foreign Currency Contract Open at
May 31, 2003:
      CONTRACT            IN EXCHANGE       DELIVERY      UNREALIZED
     TO DELIVER               FOR             DATE       DEPRECIATION
----------------------------------------------------------------------
     $3,402,889         JPY 402,833,961     06/03/03       $(29,070)

CURRENCY ABBREVIATION:

JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2003

Assets:
Investments in securities, at value
 (cost $66,173,834)...............................  $62,648,568
Cash (including $28,822 in foreign currency)......       29,746
Receivable for:
  Dividends.......................................      393,717
  Shares of beneficial interest sold..............       66,557
Prepaid expenses and other assets.................       37,716
                                                    -----------
    Total Assets..................................   63,176,304
                                                    -----------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contract................................       29,070
Payable for:
  Investments purchased...........................    3,373,819
  Shares of beneficial interest redeemed..........       53,841
  Investment management fee.......................       46,992
  Distribution fee................................       37,109
Accrued expenses and other payables...............       75,518
                                                    -----------
    Total Liabilities.............................    3,616,349
                                                    -----------
    Net Assets....................................  $59,559,955
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $137,246,427
Net unrealized depreciation.......................   (3,534,284)
Accumulated undistributed net investment income...       23,534
Accumulated net realized loss.....................  (74,175,722)
                                                    -----------
    Net Assets....................................  $59,559,955
                                                    ===========
Class A Shares:
Net Assets........................................   $4,493,402
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      907,721
    Net Asset Value Per Share.....................  $      4.95
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      5.22
                                                    ===========
Class B Shares:
Net Assets........................................  $37,159,839
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    7,760,744
    Net Asset Value Per Share.....................  $      4.79
                                                    ===========
Class C Shares:
Net Assets........................................   $6,109,476
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,291,906
    Net Asset Value Per Share.....................  $      4.73
                                                    ===========
Class D Shares:
Net Assets........................................  $11,797,238
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    2,356,049
    Net Asset Value Per Share.....................  $      5.01
                                                    ===========

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2003

Net Investment Loss:
Income
Dividends (net of $93,323 foreign withholding
 tax).............................................  $   682,174
Interest..........................................       27,219
                                                    -----------
    Total Income..................................      709,393
                                                    -----------
Expenses
Investment management fee.........................      630,182
Distribution fee (Class A shares).................        7,432
Distribution fee (Class B shares).................      443,931
Distribution fee (Class C shares).................       43,041
Transfer agent fees and expenses..................      221,822
Custodian fees....................................       70,495
Shareholder reports and notices...................       64,282
Professional fees.................................       63,739
Registration fees.................................       46,897
Taxes.............................................       43,736
Trustees' fees and expenses.......................       13,405
Other.............................................       14,531
                                                    -----------
    Total Expenses................................    1,663,493
                                                    -----------
    Net Investment Loss...........................     (954,100)
                                                    -----------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................  (37,402,066)
  Foreign exchange transactions...................      229,449
                                                    -----------
    Net Realized Loss.............................  (37,172,617)
                                                    -----------
Net Change in Unrealized Appreciation/
 Depreciation on:
  Investments.....................................   21,570,958
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............      (34,812)
                                                    -----------
    Net Appreciation..............................   21,536,146
                                                    -----------
    Net Loss......................................  (15,636,471)
                                                    -----------
Net Decrease......................................  $(16,590,571)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR  FOR THE YEAR
                                             ENDED         ENDED
                                          MAY 31, 2003  MAY 31, 2002
                                          ------------  ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (954,100) $ (1,457,548)
Net realized loss.......................   (37,172,617)   (2,779,176)
Net change in unrealized depreciation...    21,536,146   (20,529,671)
                                          ------------  ------------

    Net Decrease........................   (16,590,571)  (24,766,395)

Net decrease from transactions in shares
 of beneficial interest.................    (6,485,290)  (29,130,900)
                                          ------------  ------------

    Net Decrease........................   (23,075,861)  (53,897,295)

Net Assets:
Beginning of period.....................    82,635,816   136,533,111
                                          ------------  ------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $23,534 AND AN
 ACCUMULATED NET INVESTMENT LOSS OF
 $102,131, RESPECTIVELY)................  $ 59,559,955  $ 82,635,816
                                          ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003

1. Organization and Accounting Policies
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

(b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,496,007 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $510, $68,864 and $302, respectively and received $9,748 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2003 aggregated $62,366,612 and $67,310,826, respectively.

For the year ended May 31, 2003, the Fund incurred $17,342 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $3,100.

At May 31, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Distributor and Sub-Advisor, owned 1,881,377 Class D shares of beneficial interest of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR               FOR THE YEAR
                                          ENDED                       ENDED
                                       MAY 31, 2003               MAY 31, 2002
                                --------------------------  -------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  ------------
CLASS A SHARES
Sold..........................   23,248,546  $ 115,948,396    8,009,448  $ 48,071,757
Redeemed......................  (22,640,901)  (114,401,972)  (7,976,432)  (48,354,884)
                                -----------  -------------  -----------  ------------
Net increase (decrease) --
 Class A......................      607,645      1,546,424       33,016      (283,127)
                                -----------  -------------  -----------  ------------
CLASS B SHARES
Sold..........................    4,318,260     22,295,875   12,428,609    75,406,934
Redeemed......................   (6,467,254)   (33,520,766) (16,098,719)  (98,305,188)
                                -----------  -------------  -----------  ------------
Net decrease -- Class B.......   (2,148,994)   (11,224,891)  (3,670,110)  (22,898,254)
                                -----------  -------------  -----------  ------------
CLASS C SHARES
Sold..........................    5,596,599     27,926,716    5,213,427    29,611,752
Redeemed......................   (5,005,219)   (25,569,969)  (5,329,286)  (30,961,568)
                                -----------  -------------  -----------  ------------
Net increase (decrease) --
 Class C......................      591,380      2,356,747     (115,859)   (1,349,816)
                                -----------  -------------  -----------  ------------
CLASS D SHARES
Sold..........................    5,947,019     31,033,263    1,390,165     8,350,147
Redeemed......................   (5,900,253)   (30,196,833)  (2,076,534)  (12,949,850)
                                -----------  -------------  -----------  ------------
Net increase (decrease) --
 Class D......................       46,766        836,430     (686,369)   (4,599,703)
                                -----------  -------------  -----------  ------------
Net decrease in Fund..........     (903,203) $  (6,485,290)  (4,439,322) $(29,130,900)
                                ===========  =============  ===========  ============

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings..........................       -
Capital loss carryforward*........................  $(38,699,281)
Post-October losses...............................   (4,831,729)
Net unrealized depreciation.......................  (34,155,462)
                                                    -----------
Total accumulated losses..........................  $(77,686,472)
                                                    ===========

*As of May 31, 2003, the Fund had a net capital loss carryforward of $38,699,281 of which $33,023,787 will expire on May 31, 2007 and $5,675,494 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences attributable to foreign currency gains, a net operating loss and a nondeductible expense. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $229,450, paid-in-capital was charged $850,315 and accumulated undistributed net investment income was credited $1,079,765.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2003, there was an outstanding forward contract.

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE YEAR ENDED MAY 31,
                           ----------------------------------------------------------
                              2003        2002        2001        2000        1999
                           ----------  ----------  ----------  ----------  ----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 6.38      $ 7.83      $10.13      $ 7.57      $ 6.72
                             ------      ------      ------      ------      ------
Income (loss) from
 investment operations:
  Net investment
   loss++................     (0.03)      (0.06)      (0.08)      (0.10)      (0.02)
  Net realized and
   unrealized gain
   (loss)................     (1.40)      (1.39)      (2.22)       2.66        1.31
                             ------      ------      ------      ------      ------
Total income (loss) from
 investment
 operations..............     (1.43)      (1.45)      (2.30)       2.56        1.29
                             ------      ------      ------      ------      ------

Less dividends:
  From net investment
   income................     -           -           -           -           (0.33)
  In excess of net
   investment income.....     -           -           -           -           (0.11)
                             ------      ------      ------      ------      ------
Total dividends..........     -           -           -           -           (0.44)
                             ------      ------      ------      ------      ------

Net asset value, end of
 period..................    $ 4.95      $ 6.38      $ 7.83      $10.13      $ 7.57
                             ======      ======      ======      ======      ======

Total Return+............    (22.41)%    (18.52)%    (22.78)%     33.25 %     20.61 %

Ratios to Average Net
 Assets(1):
Expenses.................      2.00 %      1.82 %      1.55 %      1.54 %      1.72 %
Net investment loss......     (0.93)%     (1.00)%     (0.85)%     (0.79)%     (0.94)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $4,493      $1,914      $2,092      $5,314      $1,823
Portfolio turnover
 rate....................        95 %        14 %        12 %        35 %        78 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                           FOR THE YEAR ENDED MAY 31,
                           ----------------------------------------------------------
                              2003        2002        2001        2000        1999
                           ----------  ----------  ----------  ----------  ----------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 6.21      $ 7.70       $10.08      $ 7.58      $ 6.67
                             ------      ------       ------      ------      ------
Income (loss) from
 investment operations:
  Net investment
   loss++................     (0.09)      (0.11)       (0.15)      (0.17)      (0.13)
  Net realized and
   unrealized gain
   (loss)................     (1.33)      (1.38)       (2.23)       2.67        1.37
                             ------      ------       ------      ------      ------
Total income (loss) from
 investment
 operations..............     (1.42)      (1.49)       (2.38)       2.50        1.24
                             ------      ------       ------      ------      ------

Less dividends:
  From net investment
   income................     -           -            -           -           (0.22)
  In excess of net
   investment income.....     -           -            -           -           (0.11)
                             ------      ------       ------      ------      ------
Total dividends..........     -           -            -           -           (0.33)
                             ------      ------       ------      ------      ------

Net asset value, end of
 period..................    $ 4.79      $ 6.21       $ 7.70      $10.08      $ 7.58
                             ======      ======       ======      ======      ======

Total Return+............    (22.87)%    (19.35)%     (23.61)%     32.28 %     19.89 %

Ratios to Average Net
 Assets(1):
Expenses.................      2.76 %      2.57 %       2.38 %      2.33 %      2.59 %
Net investment loss......     (1.69)%     (1.75)%      (1.67)%     (1.58)%     (1.81)%
Supplemental Data:
Net assets, end of
 period, in thousands....   $37,160     $61,562     $104,574    $210,006    $147,812
Portfolio turnover
 rate....................        95 %        14 %         12 %        35 %        78 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                           FOR THE YEAR ENDED MAY 31,
                           ----------------------------------------------------------
                              2003        2002        2001        2000        1999
                           ----------  ----------  ----------  ----------  ----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 6.14      $ 7.62      $ 9.96      $ 7.49      $ 6.68
                             ------      ------      ------      ------      ------
Income (loss) from
 investment operations:
  Net investment
   loss++................     (0.08)      (0.11)      (0.14)      (0.17)      (0.12)
  Net realized and
   unrealized gain
   (loss)................     (1.33)      (1.37)      (2.20)       2.64        1.34
                             ------      ------      ------      ------      ------
Total income (loss) from
 investment
 operations..............     (1.41)      (1.48)      (2.34)       2.47        1.22
                             ------      ------      ------      ------      ------

Less dividends:
  From net investment
   income................     -           -           -           -           (0.30)
  In excess of net
   investment income.....     -           -           -           -           (0.11)
                             ------      ------      ------      ------      ------
Total dividends..........     -           -           -           -           (0.41)
                             ------      ------      ------      ------      ------

Net asset value, end of
 period..................    $ 4.73      $ 6.14      $ 7.62      $ 9.96      $ 7.49
                             ======      ======      ======      ======      ======

Total Return+............    (22.96)%    (19.42)%    (23.49)%     32.10 %     19.86 %

Ratios to Average Net
 Assets(1):
Expenses.................      2.76 %      2.57 %      2.32 %      2.33 %      2.58 %
Net investment loss......     (1.69)%     (1.75)%     (1.61)%     (1.58)%     (1.80)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $6,109      $4,304      $6,221     $10,792      $5,423
Portfolio turnover
 rate....................        95 %        14 %        12 %        35 %        78 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                           FOR THE YEAR ENDED MAY 31,
                           ----------------------------------------------------------
                              2003        2002        2001        2000        1999
                           ----------  ----------  ----------  ----------  ----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 6.43      $ 7.89      $10.22      $ 7.62      $ 6.72
                             ------      ------      ------      ------      ------
Income (loss) from
 investment operations:
  Net investment
   loss++................     (0.04)      (0.05)      (0.06)      (0.08)      (0.02)
  Net realized and
   unrealized gain
   (loss)................     (1.38)      (1.41)      (2.27)       2.68        1.37
                             ------      ------      ------      ------      ------
Total income (loss) from
 investment
 operations..............     (1.42)      (1.46)      (2.33)       2.60        1.35
                             ------      ------      ------      ------      ------

Less dividends:
  From net investment
   income................     -           -           -           -           (0.34)
  In excess of net
   investment income.....     -           -           -           -           (0.11)
                             ------      ------      ------      ------      ------
Total dividends..........     -           -           -           -           (0.45)
                             ------      ------      ------      ------      ------

Net asset value, end of
 period..................    $ 5.01      $ 6.43      $ 7.89      $10.22      $ 7.62
                             ======      ======      ======      ======      ======

Total Return+............    (22.08)%    (18.50)%    (22.80)%     33.25 %     21.76 %

Ratios to Average Net
 Assets(1):
Expenses.................      1.76 %      1.57 %      1.38 %      1.33 %      1.59 %
Net investment loss......     (0.69)%     (0.75)%     (0.67)%     (0.58)%     (0.81)%
Supplemental Data:
Net assets, end of
 period, in thousands....   $11,797     $14,856     $23,646     $16,887      $1,051
Portfolio turnover
 rate....................        95 %        14 %        12 %        35 %        78 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Japan Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Japan Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Japan Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 14, 2003

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974), Astronaut, Space
                                                          Shuttle Discovery (April 12-19, 1985) and
                                                          Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (69)       Trustee       Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (69)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(54)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
2099 Pennsylvania Avenue,                                a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Suite 950                                                (G7C), an international economic
Washington, D.C.                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (67)     Trustee       Since July      Chairman of the Insurance Committee and                   214
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
445 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(54)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).
Michael E. Nugent (67)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(70)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (55)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President                            Since May 1999
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Executive Vice President and         Since April 2003
1221 Avenue of the Americas          Principal Executive Officer
New York, NY
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999) of
                                     the Morgan Stanley Funds and TCW/DW Term
                                     Trust 2003; Trustee (since December 1999)
                                     and President and Chief Executive Officer
                                     (since October 2002) of the Van Kampen
                                     Open-End Funds and President and Chief
                                     Executive Officer (since December 2002) of
                                     the Van Kampen Closed-End Funds; previously
                                     Chief Strategic Officer of the Investment
                                     Manager and Morgan Stanley Services and
                                     Executive Vice President of the Distributor
                                     (April 1997-June 1998), Chief Executive
                                     Officer (September 2002-April 2003) and
                                     Vice President (May 1997-April 1999) of the
                                     Morgan Stanley Funds and the TCW/DW Term
                                     Trusts, and Executive Vice President of
                                     Morgan Stanley.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services, Chief Executive Officer
                                     and Director of the Transfer Agent and
                                     Executive Vice President and Principal
                                     Executive Officer of the Morgan Stanley
                                     Funds and TCW/DW Term Trust 2003 (since
                                     April 2003); previously Managing Director
                                     of the TCW Group Inc.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Managing Director, Director and
                                     Secretary of the Distributor; previously,
                                     Vice President and Assistant General
                                     Counsel of the Investment Manager and
                                     Morgan Stanley Services (February
                                     1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).
Thomas F. Caloia (57)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

38420RPT-11442F03-AP-6/03


[MORGAN STANLEY LOGO]


      [PHOTO]


  MORGAN STANLEY
  JAPAN FUND

ANNUAL REPORT
MAY 31, 2003

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003